Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

Shares			March 31, 2022 Fair Value
	Common Stock – 117.12%
	United States – 88.76%
	Aerospace / Defense – 2.85%
328,806	Raytheon Technologies Corp.	(a)	$32,574,810
66,102	TransDigm Group, Inc.*	(a)	43,068,097
			75,642,907
	Applications Software – 6.56%
202,134	Confluent, Inc., Class A*		8,287,494
102,162	Elastic NV*		9,087,310
265,222	Five9, Inc.*		29,280,509
280,438	Microsoft Corp.	(a)	86,461,840
35,683	Procore Technologies, Inc.*		2,068,187
140,988	PTC, Inc.*		15,187,227
432,339	Smartsheet, Inc., Class A*	(a)	23,683,530
			174,056,097

	Athletic Equipment – 0.38%
383,174	Peloton Interactive, Inc., Class A*		10,123,457

	Building Products - Cement / Aggregate – 1.29%
40,302	Martin Marietta Materials, Inc.	(a)	15,511,837
101,976	Vulcan Materials Co.		18,732,991
			34,244,828
	Coatings / Paint – 1.01%
107,082	The Sherwin-Williams Co.		26,729,809

	Commercial Services – 0.92%
37,972	Cintas Corp.	(a)	16,152,909
124,689	CoStar Group, Inc.*		8,305,534
			24,458,443
	Commercial Services - Finance – 3.61%
80,820	Equifax, Inc.		19,162,422
107,800	Global Payments, Inc.		14,751,352
98,598	S&P Global, Inc.	(a)	40,442,928
208,553	TransUnion		21,551,867
			95,908,569

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			March 31, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Communications Software – 2.52%
607,564	Avaya Holdings Corp.*		$7,697,836
505,588	RingCentral, Inc., Class A*		59,259,969
			66,957,805
	Computer Aided Design – 7.46%
26,936	Altair Engineering, Inc., Class A*		1,734,678
550,403	Cadence Design Systems, Inc.*	(a)	90,519,277
317,146	Synopsys, Inc.*	(a)	105,695,247
			197,949,202
	Computer Software – 2.02%
375,499	Dynatrace, Inc.*	(a)	17,686,003
103,961	Twilio, Inc., Class A*		17,133,812
313,507	ZoomInfo Technologies, Inc., Class A*		18,728,908
			53,548,723
	Computers – 0.92%
139,723	Apple, Inc.	(a)	24,397,033

	Consulting Services – 1.02%
91,430	Gartner, Inc.*		27,196,768

	E-Commerce / Products – 4.97%
40,418	Amazon.com, Inc.*	(a)	131,760,659

	E-Commerce / Services – 6.52%
216,369	DoorDash, Inc., Class A*		25,356,283
277,240	Expedia Group, Inc.*	(a)	54,247,551
800,072	Lyft, Inc., Class A*		30,722,765
570,729	Marqeta, Inc., Class A*		6,300,848
1,126,758	Uber Technologies, Inc.*	(a)	40,202,725
327,548	Zillow Group, Inc., Class C*		16,144,841
			172,975,013
	Energy - Alternate Sources – 0.05%
110,990	Stem, Inc.*		1,222,000

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			March 31, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Enterprise Software / Services – 5.45%
361,907	Alteryx, Inc., Class A*		$25,887,208
238,312	Avalara, Inc.*	(a)	23,714,427
129,768	Coupa Software, Inc.*	(a)	13,188,322
753,253	Qualtrics International, Inc., Class A*		21,505,373
509,352	SS&C Technologies Holdings, Inc.		38,211,587
1,017,740	UiPath, Inc., Class A*		21,973,007
			144,479,924
	Finance - Credit Card – 6.23%
206,965	American Express Co.		38,702,455
170,896	Mastercard, Inc., Class A	(a)	61,074,812
295,579	Visa, Inc., Class A	(a)	65,550,555
			165,327,822
	Finance - Other Services – 2.05%
59,287	Coinbase Global, Inc., Class A*		11,256,230
325,718	Intercontinental Exchange, Inc.		43,033,862
			54,290,092
	Human Resources – 0.97%
125,417	Paylocity Holding Corp.*	(a)	25,807,056

	Internet Content - Entertainment – 2.57%
306,371	Meta Platforms, Inc., Class A*		68,124,656

	Medical - Biomedical / Genetics – 2.92%
357,510	Akero Therapeutics, Inc.*		5,073,067
103,756	Allovir, Inc.*		700,353
142,524	Avidity Biosciences, Inc.*		2,632,418
162,528	BioCryst Pharmaceuticals, Inc.*		2,642,705
160,944	Blueprint Medicines Corp.*		10,281,103
168,000	Caribou Biosciences, Inc.*		1,542,240
228,071	Cerevel Therapeutics Holdings, Inc.*		7,984,766
540,664	Certara, Inc.*		11,613,463
137,604	IGM Biosciences, Inc.*		3,678,155
113,204	Keros Therapeutics, Inc.*		6,156,033
247,499	TG Therapeutics, Inc.*		2,353,716
312,595	Ultragenyx Pharmaceutical, Inc.*	(a)	22,700,649
			77,358,668

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			March 31, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Drugs – 0.69%
256,233	ORIC Pharmaceuticals, Inc.*		$1,368,284
211,617	PMV Pharmaceuticals, Inc.*		4,405,866
161,912	Sarepta Therapeutics, Inc.*		12,648,565
			18,422,715
	Medical Information Systems – 0.17%
135,059	Schrodinger, Inc.*		4,608,213

	Medical Labs & Testing Service – 0.36%
86,551	Catalent, Inc.*		9,598,506

	Metal Processors & Fabrication – 0.07%
50,757	Xometry, Inc., Class A*		1,865,320

	Private Equity – 0.36%
162,288	KKR & Co., Inc.		9,488,979

	REITs - Diversified – 4.05%
196,283	American Tower Corp.		49,310,215
78,431	Equinix, Inc.		58,165,998
			107,476,213
	Retail - Apparel / Shoes – 1.86%
147,694	Burlington Stores, Inc.*	(a)	26,905,416
248,975	Ross Stores, Inc.	(a)	22,522,279
			49,427,695
	Retail - Building Products – 1.12%
147,425	Lowe’s Cos., Inc.	(a)	29,807,861

	Retail - Discount – 0.47%
56,160	Dollar General Corp.		12,502,901

	Retail - Major Dept Stores – 1.85%
808,388	The TJX Cos., Inc.		48,972,145

	Retail - Restaurants – 2.48%
29,590	Chipotle Mexican Grill, Inc.*	(a)	46,812,268
160,888	Yum! Brands, Inc.		19,070,055
			65,882,323

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			March 31, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Semiconductor Components - Integrated Circuits – 5.49%
376,805	Analog Devices, Inc.		$62,240,650
546,210	QUALCOMM, Inc.		83,471,812
			145,712,462

	Semiconductor Equipment – 7.50%
212,224	KLA Corp.	(a)	77,686,717
126,314	Lam Research Corp.	(a)	67,907,670
451,737	Teradyne, Inc.	(a)	53,408,866
			199,003,253
	Total United States (Cost $1,710,266,015)		$2,355,328,117

	Argentina – 2.49%
	E-Commerce / Services – 2.49%
55,450	MercadoLibre, Inc.*	(a)	65,956,666
	Total Argentina (Cost $38,047,816)		$65,956,666

	Australia – 0.99%
	Enterprise Software / Services - 0.99%
89,750	Atlassian Corp. PLC, Class A*		26,371,243
	Total Australia (Cost $18,956,633)		$26,371,243

	Brazil – 0.78%
	Finance - Investment Banker / Broker – 0.78%
685,265	XP, Inc., Class A*		20,626,477
	Total Brazil (Cost $18,748,436)		$20,626,477

	Canada – 1.45%
	Internet Application Software – 1.45%
57,077	Shopify, Inc., Class A*	(a)	38,581,769
	Total Canada (Cost $30,029,237)		$38,581,769

	China – 6.14%
	E-Commerce / Products – 2.42%
308,461	Alibaba Group Holding, Ltd. - Sponsored ADR*		33,560,557
530,978	JD.com, Inc. - Sponsored ADR*		30,727,697
			64,288,254
	Enterprise Software / Services – 0.22%
4,241,447	Ming Yuan Cloud Group Holdings, Ltd.		5,838,394

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		March 31, 2022 Fair Value
	Common Stock – (continued)
	China – (continued)
	Entertainment Software – 1.21%
359,362	NetEase, Inc. - Sponsored ADR	$32,231,178

	Internet Content - Information / Networks – 0.46%
612,700	Meituan, Class B*	12,173,573

	Real Estate Management / Services – 0.64%
1,375,240	KE Holdings, Inc. - Sponsored ADR*	17,011,719

	Schools – 0.13%
2,889,288	New Oriental Education & Technology Group, Inc. - Sponsored ADR*	3,322,681

	Transport - Services – 0.30%
1,196,196	Full Truck Alliance Co., Ltd. - Sponsored ADR*	7,978,627

	Web Portals / ISP – 0.76%
152,726	Baidu, Inc. - Sponsored ADR*	20,205,650
	Total China (Cost $187,112,893)	$163,050,076

	France – 6.85%
	Aerospace / Defense - Equipment – 4.99%
640,275	Airbus SE	78,620,682
452,471	Safran SA	53,999,174
		132,619,856
	Apparel Manufacturers – 0.43%
17,642	Kering SA	11,300,629

	Entertainment Software – 0.08%
45,247	UBISOFT Entertainment SA*	2,011,246

	Textile - Apparel – 1.35%
49,605	LVMH Moet Hennessy Louis Vuitton SE	35,842,336
	Total France (Cost $174,093,148)	$181,774,067

	Germany – 1.99%
	Aerospace / Defense – 0.86%
96,824	MTU Aero Engines AG	22,698,969

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		March 31, 2022 Fair Value
	Common Stock – (continued)
	Germany – (continued)
	Athletic Footwear – 1.13%
127,261	adidas AG	$30,004,394
	Total Germany (Cost $46,312,148)	$52,703,363

	Hong Kong – 0.57%
	Casino Hotels – 0.57%
2,511,000	Galaxy Entertainment Group, Ltd.	15,069,719
	Total Hong Kong (Cost $13,746,094)	$15,069,719

	Israel – 0.13%
	Applications Software – 0.13%
133,014	JFrog, Ltd.*	3,584,727
	Total Israel (Cost $7,448,963)	$3,584,727

	Japan – 4.02%
	Audio / Video Products – 2.98%
753,500	Sony Group Corp.	79,028,260

	Finance - Other Services – 0.35%
486,778	Japan Exchange Group, Inc.	9,168,070

	Web Portals / ISP – 0.69%
4,166,403	Z Holdings Corp.	18,412,841
	Total Japan (Cost $82,594,403)	$106,609,171

	Singapore – 0.60%
	E-Commerce / Products – 0.60%
132,222	Sea, Ltd. - Sponsored ADR*	15,838,873
	Total Singapore (Cost $3,686,426)	$15,838,873

	Taiwan – 2.13%
	Semiconductor Components - Integrated Circuits – 2.13%
541,753	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	56,483,168
	Total Taiwan (Cost $48,942,384)	$56,483,168

	Uruguay - 0.22%
	Commericial Services Finance – 0.22%
187,082	Dlocal, Ltd.*	5,848,183
	Total Uruguay (Cost $5,199,342)	$5,848,183

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

March 31, 2022 Fair Value
Common Stock – (continued)
Total Common Stock (Cost $2,385,183,938)	$3,107,825,619
Total Investments (Cost $2,385,183,938) – 117.12%	$3,107,825,619
Total Purchased Options (Cost $258,216,936) - 9.81%	260,291,578
Total Securities Sold, Not Yet Purchased (Proceeds $1,190,083,687) - (44.72)%	(1,186,616,144)
Other Liabilities, in Excess of Assets – 17.79%	472,096,686
Members’ Capital - 100.00%	$2,653,597,739

(a)	Partially or wholly held in a pledge account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $148,095,650 invested in U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 5.58% of Members’ Capital, and foreign currency with a U.S. Dollar Value of $15,959,364 held in a Foreign Cash Account with the Custodian, which is 0.60% of Members’ Capital. $136,057,759 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at March 31, 2022.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2022 Fair Value
			Purchased Options – 9.81%
			Equity Options – 9.80%
			Equity Call Options – 6.26%
			United States – 6.03%
			Athletic Footwear - 0.07%
$17,162,500	1,373	6/17/2022 $125	NIKE, Inc., Class B	$1,922,200

			Auto - Cars / Light Trucks - 1.22%
56,070,000	801	5/20/2022 $700	Tesla, Inc.	32,430,888

			Commercial Services - Finance - 0.29%
14,160,000	944	4/14/2022 $150	Block, Inc.	217,120
16,188,000	1,349	6/17/2022 $120	Block, Inc.	3,507,400
12,015,000	1,335	6/17/2022 $90	PayPal Holdings, Inc.	3,878,175
				7,602,695

			Communications Software - 0.21%
11,500,000	1,000	6/17/2022 $115	RingCentral, Inc., Class A	1,330,000
21,168,000	2,016	6/17/2022 $105	Zoom Video Communications, Inc., Class A	4,233,600
				5,563,600

			Data Processing / Management - 0.26%
22,933,000	2,698	5/20/2022 $85	DocuSign, Inc.	6,879,900

			E-Commerce / Products - 0.58%
84,000,000	300	6/17/2022 $2,800	Amazon.com, Inc.	15,409,500

			E-Commerce / Services - 0.65%
44,200,000	260	6/17/2022 $1,700	Booking Holdings, Inc.	17,131,400

			Electronic Component - Semiconductor - 0.24%
22,965,500	1,997	6/17/2022 $115	Advanced Micro Devices, Inc.	1,647,525
59,584,000	2,128	6/17/2022 $280	NVIDIA Corp.	4,788,000
				6,435,525

			Electronic Forms - 0.25%
55,195,000	1,330	5/20/2022 $415	Adobe, Inc.	6,650,000

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2022 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Enterprise Software / Services - 0.63%
$23,544,000	1,308	5/20/2022 $180	Salesforce, Inc.	$4,715,340
53,760,000	2,688	6/17/2022 $200	Workday, Inc., Class A	12,069,120
				16,784,460

			Hotels & Motels - 0.41%
41,987,500	3,359	7/15/2022 $125	Hilton Worldwide Holdings, Inc.	10,849,570

			Internet Content - Entertainment - 0.56%
53,200,000	2,660	5/20/2022 $200	Meta Platforms, Inc., Class A	8,025,220
58,740,000	2,670	6/17/2022 $220	Meta Platforms, Inc., Class A	5,340,000
26,481,000	679	6/17/2022 $390	Netflix, Inc.	1,673,735
				15,038,955

			Multimedia - 0.03%
18,578,000	1,327	6/17/2022 $140	The Walt Disney Co.	862,550

			REITs - Warehouse / Industrial - 0.12%
19,222,000	1,373	5/20/2022 $140	Prologis, Inc.	3,116,710

			Semiconductor Components - Integrated Circuits - 0.09%
55,077,000	3,338	6/17/2022 $165	QUALCOMM, Inc.	2,303,220

			Web Portals / ISP - 0.42%
63,840,000	266	6/17/2022 $2,400	Alphabet, Inc., Class A	11,094,860

			Total United States (Cost $148,363,680)	$160,076,033

			Australia - 0.04%
			Enterprise Software / Services - 0.04%
12,524,000	404	6/17/2022 $310	Atlassian Corp. PLC, Class A	957,480
			Total Australia (Cost $1,699,236)	$957,480

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2022 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			China - 0.17%
			E-Commerce / Products - 0.17%
$10,458,000	996	6/17/2022 $105	Alibaba Group Holding, Ltd. - Sponsored ADR	$1,439,220
14,630,000	2,660	6/17/2022 $55	JD.com., Inc. - Sponsored ADR	2,154,600
13,435,000	2,687	6/17/2022 $50	Pinduoduo, Inc. - Sponsored ADR	859,840
			Total China (Cost $7,713,691)	$4,453,660

			Taiwan - 0.02%
			Semiconductor Components - Integrated
			Circuits - 0.02%
21,681,000	1,971	5/20/2022 $110	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	536,112
			Total Taiwan (Cost $4,727,197)	$536,112
			Total Equity Call Options (Cost $162,503,804)	$166,023,285

			Equity Put Options - 3.54%
			United States - 3.54%
			Computers - 0.06%
22,067,500	1,261	8/19/2022 $175	Apple, Inc.	1,576,250

			Growth & Income - Large Cap - 0.79%
177,704,200	4,211	6/17/2022 $422	SPDR S&P 500 ETF Trust	3,314,057
423,937,000	9,859	9/16/2022 $430	SPDR S&P 500 ETF Trust	17,765,918
				21,079,975

			Sector Fund - Technology - 2.69%
105,896,500	2,983	6/17/2022 $355	Invesco QQQ Trust Series 1	4,027,050
1,038,537,500	31,955	9/16/2022 $325	Invesco QQQ Trust Series 1	39,815,930
593,653,500	17,721	9/16/2022 $335	Invesco QQQ Trust Series 1	27,432,108
				71,275,088
			Total United States (Cost $89,267,468)	$93,931,313
			Total Equity Put Options (Cost $89,267,468)	$93,931,313
			Total Equity Options (Cost $251,771,272)	$259,954,598

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2022 Fair Value
			Purchased Options – (continued)
			Currency Put Options - 0.01%
			United States - 0.01%
$8,706,741	145,112,352	6/17/2022 $6.00	USD-BRL	$245,438
12,235,336	181,264,232	6/17/2022 $6.75	USD-CNH	91,542
			Total United States (Cost $6,445,664)	$336,980
			Total Currency Put Options (Cost $6,445,664)	$336,980
			Total Purchased Options (Cost $258,216,936)	$260,291,578

BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

Shares		March 31, 2022 Fair Value
	Securities Sold, Not Yet Purchased – 44.72%
	Common Stock – 44.72%
	United States – 39.03%
	Advertising Agencies – 1.06%
310,422	The Interpublic Group of Cos., Inc.	$11,004,460
201,270	Omnicom Group, Inc.	17,083,797
		28,088,257
	Apparel Manufacturers – 0.48%
854,424	Hanesbrands, Inc.	12,722,373

	Applications Software – 0.12%
79,948	Asana, Inc., Class A*	3,195,522

	Athletic Footwear – 0.47%
92,041	Nike, Inc., Class B	12,385,037

	Auto - Cars / Light Trucks – 2.55%
62,867	Tesla, Inc.*	67,745,479

	Beverages - Non-Alcoholic – 0.21%
91,862	The Coca-Cola Co.	5,695,444

	Commercial Services - Finance – 0.90%
299,534	H&R Block, Inc.	7,799,865
131,693	PayPal Holdings, Inc.*	15,230,296
13,415	Shift4 Payments, Inc., Class A*	830,791
		23,860,952
	Computer Data Security – 0.24%
26,873	Zscaler, Inc.*	6,483,917

	Computer Software – 1.42%
9,166	Bandwidth Inc., Class A*	296,887
87,338	Cloudflare, Inc., Class A*	10,454,359
37,504	Fastly, Inc., Class A*	651,820
73,163	Snowflake, Inc., Class A*	16,763,838
152,604	SolarWinds Corp.	2,031,159
154,163	Teradata Corp.*	7,598,694
		37,796,757
	Computers – 0.44%
322,480	HP, Inc.	11,706,024

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Consulting Services – 0.23%
28,217	Verisk Analytics, Inc.	$6,056,215

	Consumer Products - Miscellaneous – 1.14%
244,794	Kimberly-Clark Corp.	30,148,829

	Cosmetics & Toiletries – 0.86%
163,288	Colgate-Palmolive Co.	12,382,129
67,947	The Procter & Gamble Co.	10,382,302
		22,764,431
	Data Processing / Management – 1.12%
237,829	DocuSign, Inc.*	25,476,242
41,254	Fiserv, Inc.*	4,183,156
		29,659,398
	E-Commerce / Products – 0.09%
69,369	Poshmark, Inc., Class A*	878,211
146,325	Stitch Fix, Inc., Class A*	1,473,493
		2,351,704
	E-Commerce / Services – 1.01%
10,395	Booking Holdings, Inc.*	24,412,138
86,365	TripAdvisor, Inc.*	2,342,219
		26,754,357
	Electric - Distribution – 0.48%
133,188	Consolidated Edison, Inc.	12,610,240

	Electric - Integrated – 1.42%
137,328	Duke Energy Corp.	15,334,044
303,468	PPL Corp.	8,667,046
187,027	The Southern Co.	13,561,328
		37,562,418
	Electronics Components - Semiconductors – 4.08%
94,057	GLOBALFOUNDRIES, Inc.*	5,871,038
102,950	Marvell Technology, Inc.	7,382,544
260,193	NVIDIA Corp.	70,996,262
130,531	Texas Instruments, Inc.	23,949,828
		108,199,672
	Electronic Forms – 2.14%
124,493	Adobe, Inc.*	56,721,501

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Enterprise Software / Services – 3.78%
16,185	Blackline, Inc.*	$1,185,066
97,669	Salesforce, Inc.*	20,737,082
107,548	Veeva Systems, Inc., Class A*	22,849,648
232,454	Workday, Inc., Class A*	55,663,435
		100,435,231
	Finance - Credit Card – 0.37%
530,372	The Western Union Co.	9,939,171

	Food - Confectionery – 0.28%
53,894	The J.M. Smucker Co.	7,297,787

	Food - Miscellaneous / Diversified – 2.61%
384,573	Campbell Soup Co.	17,140,419
389,141	Conagra Brands, Inc.	13,063,463
281,536	General Mills, Inc.	19,065,618
310,612	Kellogg Co.	20,031,368
		69,300,868
	Hotels & Motels – 0.33%
57,952	Hilton Worldwide Holdings, Inc.*	8,793,636

	Internet Application Software – 0.20%
44,957	Zendesk, Inc.*	5,407,878

	Internet Content - Entertainment – 0.41%
29,265	Netflix, Inc.	10,962,376

	Investment Management / Advisory Services – 2.04%
171,318	Apollo Global Management, Inc.	10,620,003
252,090	Franklin Resources, Inc.	7,038,352
242,036	T Rowe Price Group, Inc.	36,593,423
		54,251,778
	Medical - Biomedical / Genetics – 0.50%
54,854	Amgen, Inc.	13,264,794

	Motorcycle / Motor Scooter – 0.07%
45,046	Harley-Davidson, Inc.	1,774,812

	Real Estate Management / Services – 0.16%
278,977	Realogy Holdings Corp.*	4,374,359

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Health Care – 0.54%
159,366	Ventas, Inc.	$9,842,444
45,527	Welltower, Inc.	4,376,966
		14,219,410
	REITs - Office Property – 2.36%
81,855	Boston Properties, Inc.	10,542,924
223,914	Brandywine Realty Trust	3,166,144
289,422	Douglas Emmett, Inc.	9,672,483
173,996	Hudson Pacific Properties, Inc.	4,828,389
85,777	Kilroy Realty Corp.	6,555,078
153,736	SL Green Realty Corp.	12,480,289
337,456	Vornado Realty Trust	15,293,506
		62,538,813
	REITs - Regional Malls – 0.29%
57,687	Simon Property Group, Inc.	7,589,302

	REITs - Shopping Centers – 1.64%
150,068	Brixmor Property Group, Inc.	3,873,255
113,895	Federal Realty Investment Trust	13,903,163
377,903	Kimco Realty Corp.	9,334,204
198,410	Regency Centers Corp.	14,154,569
125,235	Urban Edge Properties	2,391,989
		43,657,180
	REITs - Warehouse / Industrial – 0.74%
120,930	Prologis, Inc.	19,527,776

	Retail - Apparel / Shoes – 0.03%
163,579	Chico’s FAS, Inc.	785,179

	Retail - Bedding – 0.03%
40,338	Bed Bath & Beyond, Inc.*	908,815

	Retail - Major Department Stores – 0.32%
310,705	Nordstrom, Inc.	8,423,213

	Retail - Miscellaneous / Diversified – 0.27%
464,342	Sally Beauty Holdings, Inc.*	7,257,665

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2022 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Regional Department Stores – 0.79%
303,192	Kohl’s Corp.	$18,330,988
109,591	Macy’s, Inc.	2,669,637
		21,000,625
	Retail - Restaurants – 0.09%
56,888	The Cheesecake Factory, Inc.*	2,263,574

	Telecomunications Equipemnt Fiber Optics – 0.22%
157,881	Corning, Inc.	5,827,388

	Telephone - Integrated – 0.50%
273,857	AT&T, Inc.	6,471,241
136,947	Verizon Communications, Inc.	6,976,080
		13,447,321
	Total United States (Proceeds $1,015,198,603)	$1,035,757,478

	Brazil – 0.01%
	Commercial Services - Finance – 0.01%
18,875	StoneCo, Ltd., Class A*	220,837
	Total Brazil (Proceeds $1,115,899)	$220,837

	Canada – 0.42%
	Medical - Drugs – 0.04%
119,496	Canopy Growth Corp.*	906,105

	Private Equity – 0.38%
179,384	Brookfield Asset Management, Inc., Class A	10,147,753
	Total Canada (Proceeds $13,457,072)	$11,053,858

	China – 1.30%
	Computer Software – 0.02%
134,521	Tuya, Inc. - Sponsored ADR*	398,182

	Internet Content - Entertainment – 0.01%
13,560	Weibo Corp. - Sponsored ADR*	332,355

	Internet Content - Information /Networks – 0.60%
335,900	Tencent Holdings, Ltd.	16,049,976

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2022 Fair Value
	Common Stock – (continued)
	China – (continued)
	Metal- Aluminum – 0.03%
4,170,000	China Zhongwang Holdings, Ltd.	$894,553

	Retail - Drug Stores – 0.09%
859,000	Ping An Healthcare And Technology Co., Ltd.*	2,259,545

	Wireless Equipment – 0.55%
8,187,600	Xiaomi Corp., Class B*	14,574,041
	Total China (Proceeds $47,762,176)	$34,508,652

	France – 0.37%
	Advertising Services – 0.23%
98,209	Publicis Groupe SA	6,038,384
	REITs - Regional Malls – 0.14%
135,520	Klepierre SA	3,646,014
	Total France (Proceeds $7,810,805)	$9,684,398

	Germany – 0.90%
	Enterprise Software / Services – 0.90%
212,231	SAP SE	23,878,358
	Total Germany (Proceeds $29,173,702)	$23,878,358

	Hong Kong – 0.38%
	Electric - Integrated – 0.38%
1,531,000	Power Assets Holdings, Ltd.	9,980,023
	Total Hong Kong (Proceeds $11,994,500)	$9,980,023

	Israel – 0.47%
	Applications Software – 0.14%
23,917	Monday.com, Ltd.*	3,780,560

	Computer Data Security – 0.33%
63,465	Check Point Software Technologies, Ltd.*	8,774,671
	Total Israel (Proceeds $10,783,547)	$12,555,231

	Japan – 0.02%
	Gas - Distribution – 0.02%
30,200	Tokyo Gas Co., Ltd.	555,357
	Total Japan (Proceeds $714,302)	$555,357

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

Shares		March 31, 2022 Fair Value
	Common Stock – (continued)
	Netherlands – 1.04%
	Semiconductor Components - Integrated Circuits – 0.26%
37,389	NXP Semiconductor NV	$6,919,956
	Semiconductor Equipment – 0.78%
31,110	ASML Holding NV	20,779,302
	Total Netherlands (Proceeds $29,984,613)	$27,699,258

	Switzerland – 0.43%
	Computers - Peripheral Equipment – 0.11%
37,623	Logitech International SA	2,775,825

	Medical - Drugs – 0.32%
97,633	Novartis AG - Sponsored ADR	8,567,296
	Total Switzerland (Proceeds $11,123,863)	$11,343,121

	Taiwan – 0.28%
	Semiconductor Components - Integrated Circuits – 0.28%
826,357	United Microelectronics Corp. - Sponsored ADR	7,536,376
	Total Taiwan (Proceeds $9,065,059)	$7,536,376

	United Kingdom – 0.07%
	Diversified Banking Instituions – 0.07%
266,325	HSBC Holdings, PLC	1,843,197
	Total United Kingdom (Proceeds $1,899,546)	$1,843,197
	Total Securities Sold, Not Yet Purchased (Proceeds $1,190,083,687)	$1,186,616,144

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Notional Amount	Maturity Date*		March 31, 2022 Unrealized Gain ***
	Swap Contracts -4.30%
	Total Return Swap Contracts - Unrealized Gain - 5.19%
	United States – 3.98%
	Private Equity - 0.91%
$50,246,111	6/3/2024	The Carlyle Group, Inc.	$24,193,556

		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.55%**.

	Web Portals / ISP - 3.07%

26,040,758	6/3/2024	Alphabet, Inc., Class A	81,357,354

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$105,550,910

	Brazil – 0.40%
	Commercial Services / Finance - 0.11%

(4,622,849)	2/2/2023	Cielo SA	3,053,509

		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 1.25%**.

	Finance - Other Services - 0.29%

33,380,156	2/2/2023	B3 SA-Brasil Bolsa Balcao	7,595,516

		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$10,649,025

	Japan - 0.04%
	Audio / Video Products - 0.01%

(5,404,270)	12/24/2024	Sharp Corp.	407,261

		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	E-Commerce / Products - 0.02%

(2,199,821)	12/24/2024	Rakuten Group, Inc.	411,869

		Agreement with Morgan Stanley, dated 08/16/2021 to deliver the total return of the shares of Rakuten Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2022 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Japan – (continued)
	Electric Products - Miscellaneous - 0.00%
$(458,617)	12/24/2024	Casio Computer Co., Ltd.	$105,581

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.63%**.

	Electric - Integrated - 0.01%
(4,573,338)	12/24/2024	Chubu Electric Power Co., Inc.	169,178

		Agreement with Morgan Stanley, dated 07/28/2021 to deliver the total return of the shares of Chubu Electric Power Co., Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment - 0.00%

(990,943)	12/24/2024	Ricoh Co., Ltd.	42,064

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.63%**.
	Total Japan		$1,135,953

	Spain – 0.56%
	Building - Heavy Construction - 0.56%

8,809,647	1/4/2024	Cellnex Telecom SA	14,771,115

		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$14,771,115

	Taiwan – 0.02%
	Electronic Components - Semiconductors - 0.00%

(2,058,399)	1/25/2024	MediaTek, Inc.	5,272

		Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Components - Integrated Circuits - 0.02%

(6,512,253)	1/25/2024	Novatek Microelectronics, Ltd.	541,970

		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 4.63%**.

	Total Taiwan		$547,242

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2022 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	United Kingdom – 0.19%
	Cosmetics & Toiletries - 0.08%

$(14,688,012)	1/4/2024	Unilever PLC	$2,147,770

		Agreement with Morgan Stanley, dated 12/23/2019 to deliver the total return of the shares of Unilever PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Food - Retail - 0.09%

(4,541,361)	12/14/2023	Marks & Spencer Group PLC	2,467,798

		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes - 0.02%

(4,568,575)	12/14/2023	Next PLC	419,498

		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$5,035,066
	Total Return Swap Contracts - Unrealized Gain****		$137,689,311

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2022 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (0.89%)
	Australia - (0.14%)
	Commercial Banks - Non-US - (0.14%)

$(11,065,945)	12/27/2024	Bank of Queensland, Ltd.	$(557,698)

		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(18,718,505)	12/27/2024	Westpac Banking Corp.	(3,221,689)

		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$(3,779,387)

	China – (0.34%)
	Applications Software - (0.34%)

32,033,453	7/14/2022	Glodon Co., Ltd., Class A	(8,874,250)

		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co., Ltd., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$(8,874,250)

	Ireland – (0.05%)
	Commercial Services - Finance - (0.05%)

9,092,696	12/14/2023	Experian PLC	(1,435,862)

		Agreement with Morgan Stanley, dated 09/07/2021 to receive the total return of the shares of Experian PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Ireland		$(1,435,862)

	Japan – (0.05%)
	Electric - Integrated - (0.03%)

(10,232,786)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	(874,532)

		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2022 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Japan - (continued)
	Office Automation & Equipment - (0.01%)

$(3,528,435)	12/24/2024	Canon, Inc.	$(118,402)

		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(383,469)	12/24/2024	Konica Minolta, Inc.	(11,926)

		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.75%**.
			(130,328)

	Photo Equipment & Supplies - (0.01%)

(1,603,638)	12/24/2024	Nikon Corp.	(269,038)

		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$(1,273,898)

	South Korea – (0.16%)
	Petrochemicals - (0.16%)

15,906,870	8/14/2023	LG Chem, Ltd.	(4,357,177)

		Agreement with Morgan Stanley, dated 01/07/2022 to receive the total return of the shares of LG Chem, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$(4,357,177)

	Taiwan – (0.11%)

	Computers - Peripheral Equipment - (0.04%)

(2,036,858)	1/25/2024	Innolux Display Corp.	(1,124,864)

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 4.25%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Notional Amount	Maturity Date*		March 31, 2022 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Taiwan – (continued)
	Electronic Components - Miscellaneous - (0.07%)
$(2,873,954)	1/25/2024	AU Optronics Corp.	$(1,877,245)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 6.50%**.

	Total Taiwan		$(3,002,109)

	United Kingdom – (0.04%)
	Diversified Banking Institutions - (0.04%)

(2,358,276)	12/14/2023	HSBC Holdings PLC	(755,738)

		Agreement with Morgan Stanley, dated 03/12/2020 to deliver the total return of the shares of HSBC Holdings PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$(755,738)
	Total Return Swap Contracts - Unrealized Loss*****		$(23,478,421)
	Total Swap Contracts, net		$114,210,890

*	Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of March 31, 2022.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Company’s investments at fair value

Assets:
Valuation Inputs
Level 1 - Quoted Prices
Investments in Securities
Common Stock	$3,107,825,619
Equity Options	259,954,598
Level 2 - Other Significant
Observable Inputs
Total Return Swaps	137,689,311
Currency Options	336,980
Level 3 - Other Significant
Unobservable Inputs	-
Total	$3,505,806,508
Liabilities:
Valuation Inputs
Level 1 - Quoted Prices
Securities Sold, Not Yet Purchased
Common Stock	$1,186,616,144
Equity Options	-
Level 2 - Other Significant
Observable Inputs
Total Return Swaps	23,478,421
Currency Options	-
Level 3 - Other Significant
Unobservable Inputs	-
Total	$1,210,094,565

- 26 -